Equity	6 Months Ended
Jun. 30, 2026
Disclosure Equity Abstract
Equity

26.	Equity
26.1.	Share capital

As of June 30, 2026 and December 31, 2025, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101. The table below shows the composition of shares, in each period, all registered, book-entry and with no par value.

	06.30.2026	12.31.2025
Common shares	7,442,231,382	7,442,231,382
Preferred shares	5,446,501,379	5,446,501,379
Subscribed and fully paid shares	12,888,732,761	12,888,732,761

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

26.2.	Profit Reserves

The following table presents the final balance of profit reserves as disclosed in the Statements of changes in shareholders’ equity:

	Legal	R&D reserve	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2025	12,846	3,397	2,128	41,598	1,477	61,446
Additional dividends proposed	−	−	−	−	(1,477)	(1,477)
Cancellation of treasury shares	−	−	−	(1,116)	−	(1,116)
Balance at June 30, 2025	12,846	3,397	2,128	40,482	−	58,853

Balance at January 1, 2026	12,846	3,397	2,276	52,614	1,467	72,600
Additional dividends proposed	−	−	−	−	(1,467)	(1,467)
Balance at June 30, 2026	12,846	3,397	2,276	52,614	−	71,133

On January 29, 2025, the Board of Directors approved the cancellation of a total of 155,764,169 treasury shares, without reducing the share capital. The effects of this cancellation were reflected in capital reserve (US$ 2) and profit retention reserve, within profit reserves (US$ 1,116).

26.3.	Accumulated other comprehensive income (loss)

The composition of the accumulated other comprehensive income (loss) is presented in the following table:

	06.30.2026	12.31.2025
Actuarial losses on defined benefit pension plans	(15,728)	(15,728)
Unrealized losses on cash flow hedge on exports	(10,493)	(13,845)
Translation adjustments	(74,394)	(75,027)
Others	(681)	(681)
Total	(101,296)	(105,281)

26.4.	Distributions to shareholders

Dividends relating to 2025

On April 16, 2026, the Annual General Shareholders Meeting approved dividends relating to 2025, amounting to US$ 7,507 (US$ 0.5814 per outstanding share). This amount includes US$ 6,040 anticipated during 2025 (updated by Selic interest rate from the date of each payment to December 31, 2025) and US$ 1,467 of complementary dividends which are accounted for as additional dividends proposed.

These complementary dividends were reclassified from equity to liabilities on the date of approval at the Annual General Shareholders Meeting and were paid in 2 installments in May and June 2026, in the form of interest on capital, updated by the Selic interest rate from December 31, 2025 to the date of each payment.

This payment of interest on capital resulted in a deductible expense which reduced the income tax expense by US$ 545. Interest on capital is subject to withholding income tax (IRRF), except for immune and exempt shareholders, as established in applicable law. The tax benefit related to the complementary dividends was recognized in the second quarter of 2026.

On November 27, 2025, law No. 15,270/2025 was published, establishing the withholding income tax at a 10% rate on dividends distributed to individuals domiciled in Brazil, when such dividends exceed R$ 50 thousand per month. The 10% rate also applies to dividends distributed abroad to individuals or legal entities, regardless of the amount, except in specific situations provided for by law.  In addition, supplementary law No. 224/2025 increased the withholding income tax rate applicable to interest on capital from 15% to 17.5%. Both laws are effective as of January 1, 2026.

Interest on capital relating to the first quarter of 2026

On May 11, 2026, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 1,845 or R$ 9,034 million (US$ 0.1431 per outstanding common and preferred shares, or R$ 0.7010), based on the net income for the three-month period ended March 31, 2026, considering the application of the Shareholder Remuneration Policy formula, as presented in the following table:

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interest on capital - 1st quarter of 2026	05.11.2026	06.01.2026	0.1431	1,845
Total anticipated remuneration to the shareholders of Petrobras			0.1431	1,845

This interest on capital will be paid in two equal installments, on August 20 and September 21, 2026, and will be offset against shareholder renumeration relating to 2026. The amounts will be adjusted by the SELIC rate from the date of payment of each installment until the end of this fiscal year.

This anticipation of interest on capital generated a tax-deductible expense resulting in a reduction of income tax expense by US$ 617. Interest on capital is subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Dividends payable

Changes in the balance of dividends payable are set out as follows:

	Jan-Jun/2026	Jan-Jun/2025
Consolidated opening balance of dividends payable	2,095	2,657
Opening balance of dividends payable to non-controlling shareholders	20	19
Opening balance of dividends payable to shareholders of Petrobras	2,075	2,638
Additions relating to complementary dividends	1,467	1,477
Additions relating to anticipated dividends	1,845	2,063
Payments made	(3,742)	(4,588)
Indexation to the Selic interest rate	151	149
Transfers to unclaimed dividends	(14)	(17)
Withholding income taxes over interest on capital and indexation to the Selic interest rate (1)	(362)	(146)
Translation adjustment	146	441
Closing balance of dividends payable to shareholders of Petrobras	1,566	2,017
Closing balance of dividends payable to non-controlling shareholders	17	11
Consolidated closing balance of dividends payable	1,583	2,028

Unclaimed dividends

As of June 30, 2026, the balance of dividends not claimed by shareholders of Petrobras is US$ 170 recorded as other current liabilities, as described in note 17 (US$ 187 as of December 31, 2025). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares.

	Jan-Jun/2026	Jan-Jun/2025
Changes in unclaimed dividends
Opening balance	187	276
Prescription	(43)	(49)
Transfers from dividends payable	14	17
Translation adjustment	12	36
Closing Balance	170	280

26.5.	Earnings per share

		Jan-Jun/2026			Jan-Jun/2025
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	9,601	7,026	16,627	6,183	4,525	10,708
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,446,501,379	12,888,732,761
Basic and diluted earnings per share - in U.S. dollars	1.29	1.29	1.29	0.83	0.83	0.83
Basic and diluted earnings per ADS equivalent - in U.S. dollars (1)	2.58	2.58	2.58	1.66	1.66	1.66

		Apr-Jun/2026			Apr-Jun/2025
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,021	4,407	10,428	2,734	2,000	4,734
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,446,501,379	12,888,732,761
Basic and diluted earnings per share - in U.S. dollars	0.81	0.81	0.81	0.37	0.37	0.37
Basic and diluted earnings per ADS equivalent - in U.S. dollars (1)	1.62	1.62	1.62	0.74	0.74	0.74
(1) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.